Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Product Information [Line Items]
Deferred revenue, revenue recognized	$ 501,976
Deferred revenue	$ 238,351	$ 501,976
Shares issued for services	1,120,000
Shares issued, price per share	$ 5.00
Stock-based compensation		0
Unrealized loss on investments	$ 529,488	466,478
Sales and marketing expenses	454,995	604,200
Allowance for doubtful accounts receivable	426,971
Depreciation expense	12,268	730
Brand names cost	337,504	337,504
Goodwill	1,161,052	1,161,052
Impairment of intangible assets	$ 0	0
Potential dilutive common shares	0
Foreign currency translation adjustment	$ 27,063	66,949
Short-term leases	0	$ 0
Merchandise Revenue [Member]
Product Information [Line Items]
Deferred revenue, revenue recognized	190,892
Revenue From Licensing Customers [Member]
Product Information [Line Items]
Deferred revenue, revenue recognized	$ 311,084